Revenues (Tables)	12 Months Ended
Jun. 30, 2025
Revenues
Schedule of revenues
	06.30.2025	06.30.2024	06.30.2023
Crops	212,746	267,407	299,032
Sugarcane	71,980	66,034	63,076
Cattle	44,721	35,545	27,717
Supplies	51,454	55,496	52,758
Consignment	29,468	36,696	37,283
Advertising and brokerage fees	21,997	23,417	28,167
Agricultural rental and other services	13,836	16,851	16,286
Income from sales and services from agricultural business	446,202	501,446	524,319
Trading properties and developments	10,864	9,628	19,722
Rental and services	392,512	362,475	364,737
Hotel operations, tourism services and others	64,579	85,810	77,496
Income from sales and services from urban properties and investment business	467,955	457,913	461,955
Total revenues	914,157	959,359	986,274